Other Expense, Net - Summary of Impairment Charges and Loss on Sale Recorded for Certain Investments (Parenthetical) (Detail) - Dongfeng Getrag Transmission Co. Ltd ["DGT"] [Member] - Disposal Group, Not Discontinued Operations [Member]
$ in Millions
12 Months Ended
Dec. 31, 2020 USD ($)
Impairments and loss on sale of equity-accounted investments [Line Items]
Equity method investment realized gain loss on disposal	$ 10
Equity method investment realized gain loss on disposal after tax	$ 10
Percentage of equity method investment sold	50.00%